Borrowings (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Secured credit facilities	$ 108,160	$ 119,629
Total borrowings	1,607,483	1,581,756
Less: current portion, net	(69,732)	(50,110)
Less: deferred finance costs, net	(15,702)	(18,509)
Total long-term borrowings	1,522,049	1,513,137
2022 Senior Secured Notes
Debt Instrument [Line Items]
Senior Notes	305,000	305,000
2022 Notes
Debt Instrument [Line Items]
Senior Notes	476,822	497,604
2024 Notes
Debt Instrument [Line Items]
Senior Notes	8,626	8,626
NSM Loan (incl. accrued interest $835 and $2,163, respectively)
Debt Instrument [Line Items]
Total borrowings	97,710	130,538
$50.0 million NSM Loan (incl. accrued interest $14)
Debt Instrument [Line Items]
Secured credit facilities	31,514	0
Sale and Leaseback Agreements
Debt Instrument [Line Items]
Finance lease liability	65,705	0
2022 Logistics Senior Notes
Debt Instrument [Line Items]
Senior Notes	375,000	375,000
Navios Logistics other long-term loans and notes payable
Debt Instrument [Line Items]
Other long-term loans	$ 138,946	$ 145,359